Simplify Health Care ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 97.2%
Consumer Discretionary – 3.9%
Chewy, Inc., Class A* ...................................................... 7,277 $ 294,355
National Vision Holdings, Inc.* ............................................... 197,840 5,774,949
6,069,304
Health Care – 88.1%
Abbott Laboratories ........................................................ 11,138 1,491,824
AbbVie, Inc. .............................................................. 36,883 8,539,890
Abivax SA, ADR* .......................................................... 61,449 5,217,020
agilon health, Inc.* ......................................................... 113,976 117,395
Alignment Healthcare, Inc.* ................................................. 136,934 2,389,498
Apellis Pharmaceuticals, Inc.* ................................................ 106,888 2,418,875
Arcutis Biotherapeutics, Inc.* ................................................ 317,997 5,994,243
Argenx SE, ADR* ......................................................... 1,659 1,223,612
AstraZeneca PLC, ADR .................................................... 36,944 2,834,344
Benitec Biopharma, Inc.* .................................................... 78,725 1,104,512
Biohaven Ltd.* ............................................................ 109,685 1,646,372
Boston Scientific Corp.* .................................................... 8,087 789,534
Bristol-Myers Squibb Co. ................................................... 596 26,880
Cardinal Health, Inc. ....................................................... 12,223 1,918,522
Cencora, Inc. ............................................................. 7,406 2,314,597
Cigna Group (The) ........................................................ 1,746 503,284
Cooper Cos., Inc. (The)* .................................................... 7,088 485,953
CVS Health Corp. ......................................................... 83,740 6,313,159
Danaher Corp. ............................................................ 8,079 1,601,743
Edwards Lifesciences Corp.* ................................................ 10,054 781,900
Eli Lilly & Co. ............................................................. 9,664 7,373,632
Embecta Corp. ........................................................... 1,575 22,223
Establishment Labs Holdings, Inc.* ........................................... 37,948 1,555,489
Eyepoint Pharmaceuticals, Inc.* .............................................. 90,440 1,287,866
Fulcrum Therapeutics, Inc.* ................................................. 83,234 765,753
GE HealthCare Technologies, Inc. ............................................ 28,184 2,116,618
GeneDx Holdings Corp., Class A* ............................................ 15,362 1,655,102
Gilead Sciences, Inc. ...................................................... 60,186 6,680,646
Guardant Health, Inc.* ...................................................... 30,254 1,890,270
HealthEquity, Inc.* ......................................................... 15,805 1,497,840
ICON PLC* .............................................................. 827 144,725
Insmed, Inc.* ............................................................. 18,384 2,647,480
Intuitive Surgical, Inc.* ...................................................... 7,640 3,416,837
IQVIA Holdings, Inc.* ....................................................... 9,044 1,717,817
Johnson & Johnson ........................................................ 11,402 2,114,159
Leap Therapeutics, Inc.* .................................................... 975,608 442,926
Ligand Pharmaceuticals, Inc.* ............................................... 6,786 1,202,072
LivaNova PLC* ........................................................... 9,691 507,615
Merus NV* ............................................................... 33,314 3,136,513
Mineralys Therapeutics, Inc.* ................................................ 218,726 8,294,090
Nektar Therapeutics* ...................................................... 59,174 3,367,001
Neurocrine Biosciences, Inc.* ................................................ 36,624 5,141,277
Pacira BioSciences, Inc.* ................................................... 44,946 1,158,258
Penumbra, Inc.* .......................................................... 8,101 2,052,145
Praxis Precision Medicines, Inc.* ............................................. 204 10,812

Simplify Health Care ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Regeneron Pharmaceuticals, Inc. ............................................. 12,981 $ 7,298,827
Revvity, Inc. .............................................................. 16,418 1,439,038
Sarepta Therapeutics Inc* ................................................... 4,119 79,373
Stryker Corp. ............................................................. 1,242 459,130
Syndax Pharmaceuticals, Inc.* ............................................... 28,505 438,549
Teleflex, Inc. ............................................................. 751 91,892
TG Therapeutics, Inc.* ..................................................... 11,525 416,341
Thermo Fisher Scientific, Inc. ................................................ 2,435 1,181,024
United Therapeutics Corp.* .................................................. 19,920 8,350,663
UnitedHealth Group, Inc. .................................................... 28,618 9,881,795
Vertex Pharmaceuticals, Inc.* ................................................ 1,225 479,759
Zimmer Biomet Holdings, Inc. ................................................ 2,314 227,929
138,256,643
Industrials – 0.3%
3M Co. .................................................................. 1,769 274,513
Fluor Corp* .............................................................. 3,292 138,495
Veralto Corp. ............................................................. 432 46,056
459,064
Materials – 4.9%
PureCycle Technologies, Inc.* ............................................... 590,609 7,766,508
Total Common Stocks (Cost $137,762,458) ......................................... 152,551,519
Money Market Fund – 1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)
(Cost $2,262,510) ....................................................... 2,262,510 2,262,510
U.S. Exchange-Traded Funds – 1.4%
Equity Funds – 1.4%
AdvisorShares Pure US Cannabis ETF*
(Cost $2,195,629) ....................................................... 444,428 2,128,810
Total Investments – 100.0%
(Cost $142,220,597) ........................................................... $ 156,942,839
Liabilities in Excess of Other Assets – (0.0)%† ........................................ (4,397)
Net Assets – 100.0% ............................................................ $ 156,938,442
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2025.
ADR : American Depositary Receipt

Simplify Health Care ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 97.2%
Money Market Fund ........................................................................... 1.4%
U.S. Exchange-Traded Funds .................................................................... 1.4%
Total Investments ............................................................................. 100.0%
Liabilities in Excess of Other Assets ............................................................... (0.0)%†
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.